Revenue from Contracts with Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Change in Estimate at Completion Adjustments	EAC adjustments had the following impacts to revenue for the periods presented:

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Revenue	$(1)	$(1)
Total % of Revenue	—%	—%
EAC adjustments had the following impacts to revenue for the periods presented:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue	$(34)	$(77)	$(55)
Total % of Revenue	1%	3%	2%

Schedule of Contract Assets and Contract Liabilities

(Dollars in millions)	March 31, 2022	December 31, 2021
Contract assets	$823	$743
Contract liabilities	172	174
Net contract assets	$651	$569

	Year Ended December 31,
(Dollars in millions)	2021	2020
Contract assets	$743	$672
Contract liabilities	174	177
Net contract assets	$569	$495

Schedule of Remaining Performance Obligations, Expected Timing of Satisfaction	The following table summarizes the value of our total backlog as of March 31, 2022, incorporating both funded and unfunded components:

Backlog:	March 31, 2022
(Dollars in millions)
Total Backlog	$2,995

The following table summarizes the value of our backlog at December 31, 2021 and 2020:

Backlog:	Year Ended December 31,
(Dollars in millions)	2021	2020
Funded	$2,510	$2,847
Unfunded	351	444
Total Backlog	$2,861	$3,291

Schedule of Disaggregation of Revenue	We believe these categories best depict how the nature, amount, timing and uncertainty of ASC revenue and cash flows are affected by economic factors:

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Revenue by Geographical Region
United States	$372	$445
International	22	35
Intersegment Sales	2	3
Total	$396	$483
Revenue by Customer Relationship
Prime contractor	$232	$277
Subcontractor	162	203
Intersegment Sales	2	3
Total	$396	$483
Revenue by Contract Type
Firm Fixed Price	$342	$426
Flexibly Priced(1)	52	54
Intersegment Sales	2	3
Total	$396	$483
_________________
(1)Includes revenue derived from time-and-materials contracts.
We believe these categories best depict how the nature, amount, timing and uncertainty of IMS revenue and cash flows are affected by economic factors:

	Three Months Ended March 31,
(Dollars in millions)	2022	2021
Revenue by Geographical Region
United States	$212	$189
International	6	12
Intersegment Sales	—	—
Total	$218	$201
Revenue by Customer Relationship
Prime contractor	$33	$44
Subcontractor	185	157
Intersegment Sales	—	—
Total	$218	$201
Revenue by Contract Type
Firm Fixed Price	$193	$170
Flexibly Priced(1)	25	31
Intersegment Sales	—	—
Total	$218	$201
_________________
(1)Includes revenue derived from time-and-materials contracts.
We believe these categories best depict how the nature, amount, timing and uncertainty of ASC revenue and cash flows are affected by economic factors:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue by Geographical Region
United States	$1,808	$1,763	$1,699
International	113	182	99
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
Revenue by Customer Relationship
Prime contractor	$1,209	$1,063	$1,027
Subcontractor	712	882	771
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
Revenue by Contract Type
Firm Fixed Price	$1,667	$1,716	$1,570
Flexibly Priced(1)	254	229	228
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
__________________
(1)Includes revenue derived from time-and-materials contracts.
We believe these categories best depict how the nature, amount, timing and uncertainty of IMS revenue and cash flows are affected by economic factors:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue by Geographical Region
United States	$913	$792	$895
International	45	41	21
Intersegment Sales	1	1	1
Total	$959	$834	$917
Revenue by Customer Relationship
Prime contractor	$174	$283	$442
Subcontractor	784	550	474
Intersegment Sales	1	1	1
Total	$959	$834	$917
Revenue by Contract Type
Firm Fixed Price	$831	$692	$763
Flexibly Priced(1)	127	141	153
Intersegment Sales	1	1	1
Total	$959	$834	$917
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(1)Includes revenue derived from time-and-materials contracts.